Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the statement of net assets available for benefits at December 31, 2025 and 2024 and the statement of changes in net assets available for benefits for the years ended December 31, 2025 and 2024 to the draft Form 5500 (in thousands):

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$908,135	$819,973
Adjustment from deemed distributions	(59)	(57)
Net assets available for benefits per the draft Form 5500	$908,076	$819,916

	Year Ended December 31,
	2025	2024
Net increase in net assets available for benefits per the financial statements	$88,162	$61,031
Adjustment from deemed distributions	(2)	12
Total net gain per the draft Form 5500	$88,160	$61,043